Document and Entity Information - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2020
Registrant Name		1st Franklin Financial Corporation
Registrant CIK		0000038723
Fiscal Year End		--12-31
Document Type		10-K
Document Annual Report		true
Document Period End Date		Dec. 31, 2020
Document Transition Report		false
Entity File Number		002-27985
Entity Incorporation, State or Country Code		GA
Entity Tax Identification Number		58-0521233
Entity Address, Address Line One		135 East Tugalo Street
Entity Address, Address Line Two		Post Office Box 880
Entity Address, City or Town		Toccoa
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30577
Entity Address, Address Description		Address of principal executive offices
Phone Fax Number Description		Registrant's telephone number, including area code
City Area Code		706
Local Phone Number		886-7571
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Small Business		false
Entity Emerging Growth Company		false
Entity Shell Company		false
Entity Public Float			$ 0
Amendment Flag		false
Document Fiscal Year Focus		2020
Document Fiscal Period Focus		FY
Voting Common Stock
Entity Listing, Par Value Per Share	$ 100
Entity Common Stock, Shares Outstanding	1,700	1,700
Nonvoting Common Stock
Entity Listing, Par Value Per Share	$ 0
Entity Common Stock, Shares Outstanding	168,300	168,300